Share-Based Payment (Details) - Schedule of expense recognized in the financial statements for employee services received - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Expense Recognized In The Financial Statements For Employee Services Received Abstract
Equity-settled share-based payment plans	$ 21,788	$ 22,585